UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill REIT Management LLC
Address: 4400 MacArthur Blvd. Suite 740

         Newport Beach, CA  92660

13F File Number:  28-12287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Herold
Title:     Vice President
Phone:     949-975-0500

Signature, Place, and Date of Signing:

     /s/ John Herold     Newport Beach, CA/USA     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $147,667 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109     1148    19200 SH       SOLE                    19200        0        0
AVALONBAY CMNTYS INC           COM              053484101     7296    61800 SH       SOLE                    61800        0        0
BOSTON PROPERTIES INC          COM              101121101     5912    56900 SH       SOLE                    56900        0        0
BRE PROPERTIES INC             CL A             05564E106      845    15100 SH       SOLE                    15100        0        0
BROOKFIELD PPTYS CORP          COM              112900105     3936   158070 SH       SOLE                   158070        0        0
CAMDEN PPTY TR                 SH BEN INT       133131102     6995   108866 SH       SOLE                   108866        0        0
COUSINS PPTYS INC              COM              222795106     3770   128400 SH       SOLE                   128400        0        0
DCT INDUSTRIAL TRUST INC       COM              233153105     1369   130800 SH       SOLE                   130800        0        0
DEVELOPERS DIVERSIFIED RLTY    COM              251591103     2293    41050 SH       SOLE                    41050        0        0
DUKE REALTY CORP               COM NEW          264411505     2644    78200 SH       SOLE                    78200        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108     4644    89644 SH       SOLE                    89644        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107     4355   102800 SH       SOLE                   102800        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     6219    70188 SH       SOLE                    70188        0        0
GENERAL GROWTH PPTYS INC       COM              370021107     3035    56600 SH       SOLE                    56600        0        0
HCP INC                        COM              40414L109     2806    84600 SH       SOLE                    84600        0        0
HILTON HOTELS CORP             COM              432848109      572    12300 SH       SOLE                    12300        0        0
KILROY RLTY CORP               COM              49427F108     2786    45948 SH       SOLE                    45948        0        0
LIBERTY PPTY TR                SH BEN INT       531172104     4025   100100 SH       SOLE                   100100        0        0
MACERICH CO                    COM              554382101     9054   103378 SH       SOLE                   103378        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     3805   126300 SH       SOLE                   126300        0        0
PENNSYLVANIA RL ESTATE INVT    SH BEN INT       709102107     1044    26800 SH       SOLE                    26800        0        0
POST PPTYS INC                 COM              737464107     7202   186100 SH       SOLE                   186100        0        0
PROLOGIS                       SH BEN INT       743410102     4956    74700 SH       SOLE                    74700        0        0
PUBLIC STORAGE                 COM              74460D109     2934    37300 SH       SOLE                    37300        0        0
REGENCY CTRS CORP              COM              758849103    10998   143300 SH       SOLE                   143300        0        0
SL GREEN RLTY CORP             COM              78440X101     1878    16086 SH       SOLE                    16086        0        0
SPDR TR                        UNIT SER 1       78462F103    24092   157900 SH       SOLE                   157900        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     5808    95600 SH       SOLE                    95600        0        0
TAUBMAN CTRS INC               COM              876664103     6870   125476 SH       SOLE                   125476        0        0
VENTAS INC                     COM              92276F100     3498    84500 SH       SOLE                    84500        0        0
VORNADO RLTY TR                SH BEN INT       929042109      470     4300 SH       SOLE                     4300        0        0
WASHINGTON REAL ESTATE INVT    SH BEN INT       939653101      408    12300 SH       SOLE                    12300        0        0